UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright  Street Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:  10/31/12

Item 1.  Reports to Stockholders.

Semi-Annual Report

October 31, 2012

1-888-451-TPFG

www.TPFG.com

Distributed by Northern Lights Distributors, LLC

FINRA Member

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2012

The Fund's performance figures* for the period ending October 31, 2012, compared to its benchmark:

	Six Months	One Year	Annualized Three Year	Annualized Since Inception (7/2/07)
Pacific Financial Core Equity Fund - Institutional Class	(0.47)%	11.17%	8.09%	(3.08)%
Pacific Financial Core Equity Fund - Investor Class	(0.84)%	10.29%	7.30%	8.64% **
S&P 500 Total Return Index	2.16%	15.21%	13.21%	0.81%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class				% of Net Assets
Mutual Funds				38.84%
Exchange Traded Funds				60.94%
Liabilities In Excess of Cash, Cash Equivalents and Other Assets				0.22%
				100.00%

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2012

The Fund's performance figures* for the period ending October 31, 2012, compared to its benchmark:

	Six Months	One Year	Annualized Three Year	Annualized Since Inception (7/2/07)
Pacific Financial Explorer Fund - Institutional Class	(0.51)%	9.33%	5.61%	(3.81)%
Pacific Financial Explorer Fund - Investor Class	(1.03)%	8.45%	4.97%	5.77% **
S&P 500 Total Return Index	2.16%	15.21%	13.21%	0.81%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Sector				% of Net Assets
Asset Allocation Funds				30.29%
Growth & Income				22.57%
Consumer Goods/Staples				9.90%
Technology				9.02%
Large Cap Value				6.95%
Financial Services				5.95%
Health & Biotechnology				4.51%
Leisure Industry				4.45%
Energy				4.45%
Utilities				1.40%
Liabilities In Excess of Cash, Cash Equivalents and Other Assets				0.51%
				100.00%

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2012

The Fund's performance figures* for the period ending October 31, 2012, compared to its benchmark:

	Six Months	One Year	Annualized Three Year	Annualized Since Inception (7/2/07)
Pacific Financial International Fund - Institutional Class	(4.75)%	(4.03)%	(4.06)%	(12.39)%
Pacific Financial International Fund - Investor Class	(5.06)%	(4.71)%	(4.69)%	(4.22)% **
MSCI EAFE Net Total Return Index ("EAFE Net")	2.12%	4.61%	2.83%	(4.52)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The MSCI EAFE Index is a market-weighted index composed of companies representative of the market structure of 22 developed market countries in Europe, Australasia and the Far East.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class				% of Net Assets
Mutual Funds				88.66%
Exchange Traded Funds				8.73%
Liabilities In Excess of Cash, Cash Equivalents and Other Assets				2.61%
				100.00%

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2012

The Fund's performance figures* for the period ending October 31, 2012, compared to its benchmark:

	Six Months	One Year	Annualized Three Year	Annualized Since Inception (7/2/07)
Pacific Financial Strategic Conservative Fund - Institutional Class	4.01%	6.59%	5.69%	3.11%
Pacific Financial Strategic Conservative Fund - Investor Class	3.57%	5.80%	4.90%	3.88% **
Barclays Intermediate Government/Credit Index	1.01%	2.41%	3.96%	5.46%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities.   Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class				% of Net Assets
Mutual Funds				97.14%
Exchange Traded Funds				1.96%
Other, Cash & Cash Equivalents Less Liabilities				0.90%
				100.00%

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2012

The Fund's performance figures* for the period ending October 31, 2012, compared to its benchmark:

	Six Months	One Year	Annualized Three Year	Annualized Since Inception (7/2/07)
Pacific Financial Tactical Fund - Institutional Class	3.77%	4.40%	1.99%	0.84%
Pacific Financial Tactical Fund - Investor Class	3.41%	3.74%	1.27%	1.87% **
B of A Merrill Lynch 3 Month Treasury Bill Index	0.07%	0.08%	0.11%	0.93%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The B of A Merrill Lynch 3 Month Treasury Bill Index is an unmanaged index that measures returns of the three-month Treasury Bills. Investors may not invest in the Index directly; unlike the Fund's returns, the Index does no reflect any fees and expenses.

Top Holdings By Asset Class				% of Net Assets
Mutual Funds				98.36%
Other, Cash & Cash Equivalents Less Liabilities				1.64%
				100.00%

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		October 31, 2012

Shares	Description	Value
	MUTUAL FUNDS - 38.84%
	ASSET ALLOCATION FUNDS - 9.94%
987,081	PIMCO StocksPLUS Fund	$ 8,311,223

	EQUITY FUNDS - 28.90%
65,067	iShares Core S&P 500 ETF	9,205,679
20,720	iShares Morningstar Large Core Index Fund	1,678,320
77,585	iShares S&P 100 Index Fund	5,028,284
53,583	JPMorgan Growth and Income Fund	1,675,000
98,842	Northern Large Cap Equity Fund	1,533,045
232,771	PowerShares Dynamic Large Cap Value Portfolio	5,046,475
		24,166,803
	TOTAL MUTUAL FUNDS (Cost - $32,378,348)	32,478,026

	EXCHANGE TRADED FUNDS - 60.94%
	ASSET ALLOCATION FUNDS - 17.08%
1,431,659	PIMCO Fundamental IndexPLUS Total Return Fund	8,418,155
646,187	PIMCO StocksPlus Total Return Fund	5,865,529
		14,283,684

	EQUITY FUNDS - 43.86%
498,386	Fidelity Advisor Mega Cap Stock Fund	5,861,025
40,415	Guggenheim Russell Top 50 Mega Cap ETF	4,207,202
64,646	SPDR S&P 500 ETF Trust	9,126,722
119,533	Vanguard Mega Cap 300 ETF	5,808,108
180,557	Vanguard S&P 500 ETF	11,669,399
		36,672,456
	TOTAL EXCHANGE TRADED FUNDS (Cost - $51,015,833)	50,956,140

	SHORT-TERM INVESTMENTS - 2.19%
	MONEY MARKET FUND - 2.19%
1,833,786	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $1,833,786)	1,833,786

	TOTAL INVESTMENTS - 101.97% (Cost - $85,227,967) (a)	$ 85,267,952
	OTHER ASSETS AND LIABILITIES - NET - (1.97)%	(1,645,533)
	TOTAL NET ASSETS - 100.00%	$ 83,622,419

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $85,229,088 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 519,177
	Unrealized depreciation	(480,313)
	Net unrealized appreciation	$ 38,864

** Money market fund; interest rate reflects seven day effective yield on October 31, 2012.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		October 31, 2012

Shares	Description	Value
	MUTUAL FUNDS - 30.29%
	ASSET ALLOCATION FUNDS - 30.29%
744,637	PIMCO Fundamental IndexPLUS Total Return Fund	$ 4,378,468
345,685	PIMCO StocksPLUS Fund	2,910,668
399,507	PIMCO StocksPlus Total Return Fund	3,623,528
	TOTAL MUTUAL FUNDS (Cost - $10,872,949)	10,912,664

	EXCHANGE TRADED FUNDS - 69.20%
	CONSUMER GOODS/STAPLES - 9.90%
45,773	Consumer Staples Select Sector SPDR Fund	1,619,907
20,602	iShares Dow Jones US Industrial Sector Index Fund	1,451,823
6,068	Vanguard Materials ETF	495,695
		3,567,425
	ENERGY - 4.45%
22,288	Energy Select Sector SPDR Fund	1,602,061

	FINANCIAL SERVICES - 5.95%
134,950	Financial Select Sector SPDR Fund	2,143,006

	GROWTH & INCOME - 22.57%
13,453	Guggenheim Russell Top 50 Mega Cap ETF	1,400,457
17,910	iShares Morningstar Large Core Index Fund	1,450,710
27,420	iShares S&P 100 Index Fund	1,777,090
26,459	Powershares QQQ Trust Series 1	1,718,512
36,788	Vanguard Mega Cap 300 ETF	1,787,529
		8,134,298
	HEALTH & BIOTECHNOLOGY - 4.51%
19,466	iShares Dow Jones US Healthcare Sector Index Fund	1,624,827

	LARGE CAP VALUE - 6.95%
93,105	Trust for Professional Managers - Smead Value Fund	2,505,449

	LEISURE INDUSTRY - 4.45%
34,783	Consumer Discretionary Select Sector SPDR Fund	1,602,453

	TECHNOLOGY - 9.02%
95,316	Technology Select Sector SPDR Fund	2,751,773
6,929	Vanguard Telecommunication Services ETF	497,433
		3,249,206
	UTILITIES - 1.40%
6,377	Vanguard Utilities ETF	503,783

	TOTAL EXCHANGE TRADED FUNDS (Cost - $25,009,861)	24,932,508

	SHORT-TERM INVESTMENTS - 0.94%
	MONEY MARKET FUND - 0.94%
339,870	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $339,870)	339,870

	TOTAL INVESTMENTS - 100.43% (Cost - $36,222,680) (a)	$ 36,185,042
	OTHER ASSETS AND LIABILITIES - NET - (0.43)%	(153,177)
	TOTAL NET ASSETS - 100.00%	$ 36,031,865

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $36,222,697 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 324,515
	Unrealized depreciation	(362,170)
	Net unrealized depreciation	$ (37,655)
** Money market fund; interest rate reflects seven day effective yield on October 31, 2012.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		October 31, 2012

Shares	Description	Value
	MUTUAL FUNDS - 88.66%
	ASSET ALLOCATION FUNDS - 23.53%
44,608	Matthews Asian Growth and Income Fund	$ 808,288
121,761	PIMCO International StocksPlus Total Return Strategy Unhedged Fund	797,535
118,399	PIMCO International StocksPlus Total Return Strategy US Dollar Hedged Fund	809,848
		2,415,671
	EQUITY FUNDS - 65.13%
84,601	Artisan Global Value Fund *	974,600
33,081	Columbia Acorn International Select	1,004,344
89,900	Dodge & Cox Global Stock Fund	800,108
10,925	Dreyfus Worldwide Growth Fund, Inc.	496,444
72,045	Lazard International Strategic Equity Portfolio	804,017
84,976	Templeton Institutional Funds, Inc. - Global Equity Series Fund	805,576
50,568	Thornburg International Growth Fund	809,599
100,855	Virtus Global Opportunities Fund	992,409
		6,687,097
	TOTAL MUTUAL FUNDS (Cost - $8,831,530)	9,102,768

	EXCHANGE TRADED FUNDS - 8.73%
	EQUITY FUNDS - 8.73%
19,301	iShares MSCI ACWI Index Fund (Cost - $887,016)	896,531

	SHORT-TERM INVESTMENTS - 2.79%
	MONEY MARKET FUND - 2.79%
286,407	Milestone Treasury Obligations Portfolio, 0.01%* (Cost - $286,407)	286,407

	TOTAL INVESTMENTS - 100.18% (Cost - $10,004,953) (a)	$ 10,285,706
	OTHER ASSETS LESS LIABILITIES - NET - (0.18)%	(18,489)
	TOTAL NET ASSETS - 100.00%	$ 10,267,217

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,047,605 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 257,079
	Unrealized depreciation	(18,978)
	Net unrealized appreciation	$ 238,101

* Money market fund; interest rate reflects seven day effective yield on October 31, 2012.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		October 31, 2012

Shares	Description	Value
	MUTUAL FUNDS - 97.14%
	DEBT FUNDS - 97.14%
187,082	Angel Oak Multi-Strategy Income Fund	$ 2,254,342
687,283	Baird Aggregate Bond Fund	7,621,971
866,864	DoubleLine Core Fixed Income Fund	9,899,582
334,062	DoubleLine Total Return Bond Fund	3,798,287
288,620	Ivy Municipal High Income Fund	1,570,094
834,529	Metropolitan West Total Return Bond Fund	9,229,886
132,523	Osterweis Strategic Income Fund	1,546,537
1,453,200	PIMCO Income Fund	17,845,290
1,005,094	PIMCO Total Return Fund	11,659,096
68,393	Scout Core Plus Bond Fund	2,328,105
754,335	TCW Total Return Bond Fund	7,739,481
	TOTAL MUTUAL FUNDS (Cost - $73,912,483)	75,492,671

	EXCHANGE TRADED FUNDS - 1.96%
	DEBT FUNDS - 1.96%
61,354	PowerShares Senior Loan Portfolio (Cost - $1,515,076)	1,524,033

	MONEY MARKET FUND - 0.63%
488,477	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $488,477)	488,477

	TOTAL INVESTMENTS - 99.73% (Cost - $75,916,036) (a)	$ 77,505,181
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.27%	209,198
	TOTAL NET ASSETS - 100.0%	$ 77,714,379

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $75,959,843 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,545,338
	Unrealized depreciation	-
	Net unrealized appreciation	$ 1,545,338

** Money market fund; interest rate reflects seven day effective yield on October 31, 2012.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		October 31, 2012

Shares	Description	Value
	MUTUAL FUNDS - 98.36%
	DEBT - 98.36%
67,515	Angel Oak Multi-Strategy Income Fund	$ 813,554
391,069	DoubleLine Core Fixed Income Fund	4,466,010
222,231	DoubleLine Total Return Bond Fund	2,526,765
337,238	Homestead Short-Term Bond Fund	1,757,011
135,501	Osterweis Strategic Income Fund	1,581,293
377,876	PIMCO Income Fund	4,640,314
358,797	TCW Total Return Bond Fund	3,681,257
	MUTUAL FUNDS (Cost - $18,870,663)	19,466,204

	SHORT-TERM INVESTMENTS - 0.25%
	MONEY MARKET FUND - 0.25%
49,927	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $49,927)	49,927

	TOTAL INVESTMENTS - 98.61% (Cost - $18,920,590) (a)	$ 19,516,131
	LIABILITIES IN EXCESS OF OTHER ASSETS - 1.39%	273,944
	TOTAL NET ASSETS - 100.0%	$ 19,790,075

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,922,538 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 602,366
	Unrealized depreciation	(8,773)
	Net unrealized appreciation	$ 593,593

** Money market fund; interest rate reflects seven day effective yield on October 31, 2012.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2012 (Unaudited)

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund
Assets:
Investments in securities, at cost	$ 85,227,967	$ 36,222,680	$ 10,004,953	$ 75,916,036	$ 18,920,590

Investments in securities, at value	$ 85,267,952	$ 36,185,042	$ 10,285,706	$ 77,505,181	$ 19,516,131
Cash	-	-	-	133,866	-
Receivable for fund shares sold	230,687	55,956	2,237	736,551	259,990
Interest and dividends receivable	7	2	2	52,252	46,841
Prepaid expenses and other assets	25,655	24,996	24,202	29,141	26,970
Total Assets	85,524,301	36,265,996	10,312,147	78,456,991	19,849,932

Liabilities:
Payable for securities purchased	1,400,000	-	-	-	-
Payable for fund shares redeemed	285,999	148,033	9,984	313,717	10,251
Payable for dividend distributions	-	-	-	238,852	-
Investment advisory fees payable	76,630	33,031	9,202	69,180	17,640
Fees payable to other affiliates	76,077	24,052	14,675	64,669	14,129
Distribution (12b-1) fees payable	47,764	20,396	6,204	45,718	10,691
Accrued expenses and other liabilities	15,412	8,619	4,865	10,476	7,146
Total Liabilities	1,901,882	234,131	44,930	742,612	59,857

Net Assets	$ 83,622,419	$ 36,031,865	$ 10,267,217	$ 77,714,379	$ 19,790,075

Net Assets:
Paid in capital ($0 par value, unlimited
shares authorized)	$ 80,817,875	$ 36,415,373	$ 17,028,976	$ 75,639,068	$ 19,947,966
Undistributed net investment income/(loss)	173,711	(63,020)	(111,181)	96,358	245,231
Accumulated net realized gain/(loss) on investments	2,590,848	(282,850)	(6,931,331)	389,808	(998,663)
Net unrealized appreciation/(depreciation) on investments	39,985	(37,638)	280,753	1,589,145	595,541

Net Assets	$ 83,622,419	$ 36,031,865	$ 10,267,217	$ 77,714,379	$ 19,790,075

Net Asset Value Per Share
Institutional Class Shares
Net assets	$ 41,118,230	$ 18,376,135	$ 4,415,763	$ 34,371,797	$ 10,229,534
Shares of Beneficial Interest Outstanding	4,864,103	2,343,065	958,594	3,481,603	1,033,051
Net asset value, offering and redemption
price per share (a)	$ 8.45	$ 7.84	$ 4.61	$ 9.87	$ 9.90

Investor Class Shares
Net assets	$ 42,504,189	$ 17,655,730	$ 5,851,454	$ 43,342,582	$ 9,560,541
Shares of Beneficial Interest Outstanding	5,155,705	2,293,485	1,301,494	4,401,737	985,948
Net asset value, offering and redemption
price per share (a)	$ 8.24	$ 7.70	$ 4.50	$ 9.85	$ 9.70

(a)	Shares redeemed within 60 days are subject to a 2.00% redemption fee.

STATEMENTS OF OPERATIONS
For the Six Months Ended October 31, 2012 (Unaudited)

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund
Investment Income:
Dividend	$ 1,065,831	$ 409,548	$ 70,867	$ 1,447,742	$ 471,989
Interest	22	30	6	19	16
Total Investment Income	1,065,853	409,578	70,873	1,447,761	472,005

Expenses:
Investment advisory fees	407,001	165,009	47,838	352,069	118,287
Administration service fees	91,575	37,127	14,351	79,216	26,615
Distribution (12b-1) fees - Institutional Class	54,291	22,405	5,484	42,925	16,328
Distribution (12b-1) fees - Investor Class	189,839	75,390	25,903	180,369	52,974
Custodian fees	50,747	18,831	12,700	41,323	12,464
Professional fees	15,209	7,143	2,931	13,199	5,567
Registration fees	13,106	12,098	11,594	12,602	11,594
Compliance officer fees	7,733	3,135	909	6,689	2,248
Printing and postage expense	3,478	1,868	471	2,753	1,516
Trustees' fees and expenses	3,025	3,025	3,025	3,025	3,025
Non 12b-1 Shareholder Services Fees	1,463	605	302	1,636	478
Insurance expense	695	374	94	550	304
Miscellaneous expenses	3,025	3,435	756	2,269	1,513
Total Expenses	841,187	350,445	126,358	738,625	252,913

Net Investment Income (Loss)	224,666	59,133	(55,485)	709,136	219,092

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain/loss from investments	2,534,178	373,513	(560,209)	1,047,813	79,560
Net change in unrealized appreciation /
(depreciation) on investments
Unaffiliated investments	(3,487,972)	(652,427)	187,187	943,713	459,273
Affiliated investments	-	-	(29,426)	-	-
Total unrealized appreciation/(depreciation)	(3,487,972)	(652,427)	157,761	943,713	459,273
Net Realized and Unrealized Gain/Loss	(953,794)	(278,914)	(402,448)	1,991,526	538,833

Net Increase (Decrease) in Net Assets
Resulting From Operations	$ (729,128)	$ (219,781)	$ (457,933)	$ 2,700,662	$ 757,925

STATEMENTS OF CHANGES IN NET ASSETS
	Pacific Financial		Pacific Financial		Pacific Financial
	Core Equity Fund		Explorer Fund		International Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	October 31, 2012	Year Ended	October 31, 2012	Year Ended	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012	(Unaudited)	April 30, 2012	(Unaudited)	April 30, 2012
Operations:
Net investment income (loss)	$ 224,666	$ (493,770)	$ 59,133	$ (158,225)	$ (55,485)	$ (52,457)
Distributions received from underlying
investment companies	-	-	-	425	-	42,309
Net realized gain (loss) from investments	2,534,178	3,865,091	373,513	(657,128)	(560,209)	(3,772,220)
Net change in unrealized appreciation /
(depreciation) on investments	(3,487,972)	(5,999,002)	(652,427)	(1,934,261)	157,761	(203,086)
Net Decrease in Net Assets
Resulting From Operations	(729,128)	(2,627,681)	(219,781)	(2,749,189)	(457,933)	(3,985,454)

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	-	-	-	-	-	(6,737)
Investor Class	-	-	-	-	-	(15,107)
Total Distributions to Shareholders	-	-	-	-	-	(21,844)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Institutional Class	4,734,409	22,122,565	4,635,156	14,183,788	429,640	1,756,282
Investor Class	14,598,925	30,340,076	7,058,907	17,252,179	2,025,677	5,479,451
Reinvestment of dividends and distributions
Institutional Class	-	-	-	-	-	362
Investor Class	-	-	-	-	-	14,805
Cost of shares redeemed
Institutional Class	(10,514,151)	(23,830,674)	(2,935,556)	(19,438,193)	(618,019)	(4,953,276)
Investor Class	(7,001,873)	(12,704,038)	(1,809,263)	(12,328,918)	(824,106)	(4,158,288)
Net Increase (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	1,817,310	15,927,929	6,949,244	(331,144)	1,013,192	(1,860,664)

Total Increase (Decrease) in Net Assets	1,088,182	13,300,248	6,729,463	(3,080,333)	555,259	(5,867,962)

Net Assets:
Beginning of Period	82,534,237	69,233,989	29,302,402	32,382,735	9,711,958	15,579,920
End of Period **	$ 83,622,419	$ 82,534,237	$ 36,031,865	$ 29,302,402	$ 10,267,217	$ 9,711,958
** Includes undistributed net investment
income (loss) at end of period	$ 173,711	$ (50,955)	$ (63,020)	$ (122,153)	$ (111,181)	$ (55,696)

Share Activity
Institutional Class:
Shares Sold	566,777	2,808,861	594,145	1,930,004	96,336	332,742
Shares Reinvested	-	-	-	-	-	79
Shares Redeemed	(1,264,404)	(3,013,073)	(372,996)	(2,594,599)	(138,031)	(982,050)
Net increase / (decrease) in shares of
beneficial interest outstanding	(697,627)	(204,212)	221,149	(664,595)	(41,695)	(649,229)

Investor Class:
Shares Sold	1,787,908	3,892,471	917,241	2,355,105	461,948	1,075,127
Shares Reinvested	-	-	-	-	-	3,319
Shares Redeemed	(868,476)	(1,646,416)	(237,356)	(1,664,393)	(187,452)	(849,306)
Net increase in shares of
beneficial interest outstanding	919,432	2,246,055	679,885	690,712	274,496	229,140

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Pacific Financial		Pacific Financial
	Strategic Conservative Fund		Tactical Fund
	Six Months Ended		Six Months Ended
	October 31, 2012	Year Ended	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012	(Unaudited)	April 30, 2012
Operations:
Net investment income	$ 709,136	$ 1,489,998	$ 219,092	$ 247,752
Distributions received from underlying
investment companies	-	111,055	-	48,532
Net realized gain (loss) from investments	1,047,813	(632,294)	79,560	(824,689)
Net change in unrealized appreciation /
(depreciation) on investments	943,713	844,677	459,273	10,386
Net Increase (Decrease) in Net Assets
Resulting From Operations	2,700,662	1,813,436	757,925	(518,019)

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	(405,691)	(1,000,871)	-	(131,896)
Investor Class	(340,309)	(499,144)	-	(34,490)
Total Distributions to Shareholders	(746,000)	(1,500,015)	-	(166,386)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Institutional Class	8,133,180	17,390,525	282,089	4,958,187
Investor Class	19,571,396	25,830,912	2,767,233	10,256,396
Reinvestment of dividends and distributions
Institutional Class	38,636	96,227	-	7,615
Investor Class	339,975	495,649	-	34,426
Cost of shares redeemed
Institutional Class	(7,195,760)	(18,408,518)	(7,237,860)	(8,698,870)
Investor Class	(6,277,787)	(9,626,282)	(6,086,674)	(3,770,678)
Net Increase (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	14,609,640	15,778,513	(10,275,212)	2,787,076

Total Increase (Decrease) in Net Assets	16,564,302	16,091,934	(9,517,287)	2,102,671

Net Assets:
Beginning of Period	61,150,077	45,058,143	29,307,362	27,204,691
End of Period **	$ 77,714,379	$ 61,150,077	$ 19,790,075	$ 29,307,362
** Includes undistributed net investment
income at end of period	$ 96,358	$ 133,222	$ 245,231	$ 26,139

Share Activity
Institutional Class:
Shares Sold	835,406	1,816,311	29,238	517,773
Shares Reinvested	3,930	10,107	-	805
Shares Redeemed	(738,429)	(1,926,574)	(751,676)	(905,929)
Net increase (decrease) in shares of
beneficial interest outstanding	100,907	(100,156)	(722,438)	(387,351)

Investor Class:
Shares Sold	2,012,939	2,705,412	291,673	1,087,855
Shares Reinvested	34,625	52,106	-	3,694
Shares Redeemed	(646,756)	(1,009,614)	(644,133)	(401,095)
Net increase (decrease) in shares of
beneficial interest outstanding	1,400,808	1,747,904	(352,460)	690,454

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
		October 31, 2012		April 30,	April 30,	April 30,		April 30,	April 30,
		(Unaudited)		2012	2011	2010		2009	2008*

Net asset value, beginning of period		$ 8.50		$ 8.96	$ 7.83	$ 5.63		$ 9.22	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	0.04		(0.04)	(0.03)	(0.03)		-	(0.03)
	Net realized and unrealized gain (loss)	(0.09)		(0.42)	1.16	2.23		(3.59)	(0.75)
	Total from investment operations	(0.05)		(0.46)	1.13	2.20		(3.59)	(0.78)

Less distributions from:
	Net Investment Income	-		-	-	0.00	(2)	-	-
Total distributions		-		-	-	0.00		-	-

Net asset value, end of period		$ 8.45		$ 8.50	$ 8.96	$ 7.83		$ 5.63	$ 9.22

Total return (3,4)		-0.47%		-5.13%	14.43%	39.11%		-38.94%	-7.80%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 41,118		$ 47,280	$ 51,652	$ 48,216		$ 27,060	$ 12,003
	Ratios of gross expenses to
	average net assets: (5)	1.72%	(6)	1.64%	1.68%	1.87%		2.24%	2.10%	(6)
	Ratios of net expenses to
	average net assets: (5)	1.72%	(6)	1.64%	1.68%	1.98%	(7)	2.18%	2.00%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,8)	0.86%	(6)	-0.48%	-0.48%	-0.42%		0.05%	-0.38%	(6)
	Ratios of net investment income (loss) to
	average net assets - pre waiver/recapture: (5,8)	0.86%	(6)	-0.48%	-0.48%	-0.31%		-0.01%	-0.48%	(6)
	Portfolio turnover rate	298%	(9)	454%	381%	582%		197%	85%	(9)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amounts represent less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized
(7)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(8)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(9)	Not annualized

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Six Months Ended		Year Ended	Year Ended	Year Ended		Period Ended
		October 31, 2012		April 30,	April 30,	April 30,		April 30,
		(Unaudited)		2012	2011	2010		2009 *

Net asset value, beginning of period		$ 8.32		$ 8.83	$ 7.78	$ 5.62		$ 6.01
Activity from investment operations:
	Net investment income (loss) (1)	0.01		(0.09)	(0.10)	(0.08)		(0.04)
	Net realized and unrealized gain (loss)	(0.09)		(0.42)	1.15	2.24		(0.35)
	Total from investment operations	(0.08)		(0.51)	1.05	2.16		(0.39)

Less distributions from:
	Net Investment Income	-		-	-	(0.00)	(2)	-
Total distributions		-		-	-	(0.00)		-

Net asset value, end of period		$ 8.24		$ 8.32	$ 8.83	$ 7.78		$ 5.62

Total return (3,4)		-0.84%		-5.78%	13.50%	38.47%		-6.49%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 42,504		$ 35,254	$ 17,582	$ 2,265		$ 39
	Ratios of expenses to
	average net assets: (5)	2.47%	(6)	2.40%	2.43%	2.62%		2.47%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,7)	0.20%	(6)	-1.17%	-1.31%	-1.11%		-2.04%	(6)
	Portfolio turnover rate	298%	(8)	454%	381%	582%		197%	(8)

*Investor shares for all Funds commenced operations on January 2, 2009.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amounts represent less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Period Ended
		October 31, 2012		April 30,	April 30,		April 30,		April 30,	April 30,
		(Unaudited)		2012	2011		2010		2009	2008 *

Net asset value, beginning of period		$ 7.89		$ 8.75	$ 7.92		$ 6.10		$ 9.22	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	0.03		(0.02)	(0.08)		(0.10)		0.02	(0.09)
	Net realized and unrealized gain (loss)	(0.08)		(0.84)	1.16		1.95		(3.14)	(0.69)
	Total from investment operations	(0.05)		(0.86)	1.08		1.85		(3.12)	(0.78)

Less distributions from:
	Net Investment Income	-		-	-		(0.03)		-	-
	Net Realized Gains	-		-	(0.25)		-		-	-
Total distributions		-		-	(0.25)		(0.03)		-	-

Paid in capital from redemption fees		-		-	-		-		-	0.00	(2)

Net asset value, end of period		$ 7.84		$ 7.89	$ 8.75		$ 7.92		$ 6.10	$ 9.22

Total return (3,4)		-0.51%		-9.83%	13.99%		30.30%		-33.84%	-7.80%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 18,376		$ 16,752	$ 24,371		$ 5,649		$ 8,151	$ 9,916
	Ratios of gross expenses to
	average net assets: (5)	1.78%	(6)	1.71%	1.86%		1.88%		2.55%	2.20%	(6)
	Ratios of net expenses to
	average net assets: (5)	1.78%	(6)	1.71%	1.92%	(7)	2.00%	(7)	2.46%	2.00%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,8)	0.65%	(6)	-0.25%	-0.99%		-1.46%		0.21%	-1.07%	(6)
	Ratios of net investment income (loss) to
	average net assets - pre waiver/recapture (5,8)	0.65%	(6)	-0.25%	-0.93%		-1.34%		0.11%	-1.27%	(6)
	Portfolio turnover rate	335%	(9)	790%	688%		872%		639%	555%	(9)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amounts represent less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized
(7)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(8)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(9)	Not annualized

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
		October 31, 2012		April 30,	April 30,	April 30,	April 30,
		(Unaudited)		2012	2011	2010	2009 *

Net asset value, beginning of period		$ 7.78		$ 8.68	$ 7.93	$ 6.09	$ 6.41
Activity from investment operations:
	Net investment income (loss) (1)	0.00	(2)	(0.07)	(0.13)	(0.16)	(0.03)
	Net realized and unrealized gain (loss)	(0.08)		(0.83)	1.13	2.00	(0.29)
	Total from investment operations	(0.08)		(0.90)	1.00	1.84	(0.32)
Less distributions from:
	Net Realized Gains	-		-	(0.25)	-	-
Total distributions		-		-	(0.25)	-	-

Net asset value, end of period		$ 7.70		$ 7.78	$ 8.68	$ 7.93	$ 6.09

Total return (3,4)		-1.03%		-10.37%	12.96%	30.21%	-4.99%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 17,656		$ 12,550	$ 8,011	$ 223	$ 19
	Ratios of expenses to
	average net assets: (5)	2.53%	(6)	2.46%	2.61%	2.63%	2.42%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,7)	0.01%	(6)	-0.94%	-1.57%	-2.20%	-1.73%	(6)
	Portfolio turnover rate	335%	(8)	790%	688%	872%	639%	(8)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amount represents less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Period Ended
		October 31, 2012		April 30,		April 30,		April 30,		April 30,	April 30,
		(Unaudited)		2012		2011		2010		2009	2008 *

Net asset value, beginning of period		$ 4.84		$ 6.39		$ 5.48		$ 4.28		$ 9.29	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	(0.02)		(0.01)		0.02		0.05		0.07	0.02
	Net realized and unrealized gain (loss)	(0.21)		(1.53)		0.89		1.18		(5.08)	(0.09)
	Total from investment operations	(0.23)		(1.54)		0.91		1.23		(5.01)	(0.07)

Less distributions from:
	Net Investment Income	-		(0.01)		0.00	(2)	(0.03)		-	(0.11)
	Net Realized Gains	-		-		-		-		-	(0.53)
Total distributions		-		(0.01)		-		(0.03)		-	(0.64)

Net asset value, end of period		$ 4.61		$ 4.84		$ 6.39		$ 5.48		$ 4.28	$ 9.29

Total return (3,4)		-4.75%		-24.15%		16.63%		28.80%		-53.93%	-1.17%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 4,416		$ 4,842		$ 10,541		$ 20,006		$ 3,735	$ 13,964
	Ratios of gross expenses to
	average net assets: (5)	2.24%	(6)	1.91%		1.92%		1.98%		2.45%	2.27%	(6)
	Ratios of net expenses to
	average net assets: (5)	2.24%	(6)	1.99%	(7)	2.00%	(7)	2.00%	(7)	2.35%	2.00%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,8)	-0.74%	(6)	-0.22%		0.28%		0.94%		0.94%	0.27%	(6)
	Ratios of net investment income (loss) to
	average net assets - pre waiver/recapture: (5,8)	-0.74%	(6)	-0.14%		0.35%		0.95%		0.84%	0.00%	(6)
	Portfolio turnover rate	307%	(9)	570%		584%		474%		653%	360%	(9)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amount represents less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized
(7)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(8)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(9)	Not annualized

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Six Months Ended		Year Ended	Year Ended		Year Ended	Period Ended
		October 31, 2012		April 30,	April 30,		April 30,	April 30,
		(Unaudited)		2012	2011		2010	2009 *

Net asset value, beginning of period		$ 4.74		$ 6.32	$ 5.44		$ 4.28	$ 5.35
Activity from investment operations:
	Net investment income (loss) (1)	(0.03)		(0.04)	(0.05)		0.02	0.01
	Net realized and unrealized gain (loss)	(0.21)		(1.52)	0.93		1.16	(1.08)
	Total from investment operations	(0.24)		(1.56)	0.88		1.18	(1.07)

Less distributions from:
	Net Investment Income	-		(0.02)	0.00	(2)	(0.02)	-
Total distributions		-		(0.02)	0.00		(0.02)	-

Net asset value, end of period		$ 4.50		$ 4.74	$ 6.32		$ 5.44	$ 4.28

Total return (3,4)		-5.06%		-24.72%	16.18%		27.66%	-20.00%
Ratios/Supplemental Data:
	Net assets, end of period	$ 5,851		$ 4,870	$ 5,039		$ 808	$ 8
	Ratios of expenses to
	average net assets: (5)	2.99%	(6)	2.69%	2.67%		2.73%	2.35%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,7)	-1.51%	(6)	-0.78%	-0.80%		0.34%	0.94%	(6)
	Portfolio turnover rate	307%	(8)	570%	584%		474%	653%	(8)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amount represents less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
		October 31, 2012		April 30,	April 30,	April 30,		April 30,	April 30,
		(Unaudited)		2012	2011	2010		2009	2008 *

Net asset value, beginning of period		$ 9.59		$ 9.52	$ 9.37	$ 9.10		$ 10.00	$ 10.00
Activity from investment operations:
	Net investment income (1)	0.12		0.29	0.45	0.26		0.22	0.24
	Net realized and unrealized gain (loss)	0.27		0.07	0.14	0.21		(0.64)	(0.07)
	Total from investment operations	0.39		0.36	0.59	0.47		(0.42)	0.17

Less distributions from:
	Net Investment Income	(0.11)		(0.29)	(0.44)	(0.20)		(0.48)	(0.16)
	Net Realized Gains	-		-	-	-		-	(0.01)
Total distributions		(0.11)		(0.29)	(0.44)	(0.20)		(0.48)	(0.17)

Net asset value, end of period		$ 9.87		$ 9.59	$ 9.52	$ 9.37		$ 9.10	$ 10.00

Total return (2,3)		4.01%		3.81%	6.41%	5.24%		-4.27%	1.72%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 34,372		$ 32,426	$ 33,153	$ 43,886		$ 18,209	$ 25,257
	Ratios of gross expenses to
	average net assets: (4)	1.71%	(5)	1.65%	1.71%	1.81%		2.23%	2.19%	(5)
	Ratios of net expenses to
	average net assets: (4)	1.71%	(5)	1.65%	1.71%	1.91%	(6)	2.20%	2.00%	(5)
	Ratios of net investment income to
	average net assets: (4,7)	2.37%	(5)	3.04%	4.72%	2.78%		2.34%	2.84%	(5)
	Ratios of net investment income to
	average net assets - pre waiver/recapture (4,7)	2.37%	(5)	3.04%	4.72%	2.88%		2.31%	2.65%	(5)
	Portfolio turnover rate	67%	(8)	218%	162%	247%		536%	228%	(8)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized
(6)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
		October 31, 2012		April 30,	April 30,	April 30,	April 30,
		(Unaudited)		2012	2011	2010	2009 *

Net asset value, beginning of period		$ 9.57		$ 9.50	$ 9.33	$ 9.09	$ 9.26
Activity from investment operations:
	Net investment income (loss) (1)	0.08		0.23	0.47	0.26	(0.09)
	Net realized and unrealized gain (loss)	0.28		0.05	0.05	0.15	(0.08)
	Total from investment operations	0.36		0.28	0.52	0.41	(0.17)

Less distributions from:
	Net Investment Income	(0.08)		(0.21)	(0.35)	(0.17)	-
Total distributions		(0.08)		(0.21)	(0.35)	(0.17)	-

Net asset value, end of period		$ 9.85		$ 9.57	$ 9.50	$ 9.33	$ 9.09

Total return (2,3)		3.57%		3.01%	5.61%	4.58%	-1.84%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 43,343		$ 28,724	$ 11,906	$ 1,552	$ 54
	Ratios of expenses to
	average net assets: (4)	2.46%	(5)	2.41%	2.46%	2.56%	2.41%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,6)	1.67%	(5)	2.40%	4.91%	2.76%	-3.12%	(5)
	Portfolio turnover rate	67%	(7)	218%	162%	247%	536%	(7)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
		October 31, 2012		April 30,	April 30,	April 30,		April 30,	April 30,
		(Unaudited)		2012	2011	2010		2009	2008 *

Net asset value, beginning of period		$ 9.54		$ 9.78	$ 9.84	$ 9.25		$ 9.68	$ 10.00
Activity from investment operations:
	Net investment income (1)	0.11		0.11	0.21	0.16		0.10	0.17
	Net realized and unrealized gain (loss)	0.25		(0.28)	(0.06)	0.44		(0.39)	(0.39)
	Total from investment operations	0.36		(0.17)	0.15	0.60		(0.29)	(0.22)

Less distributions from:
	Net Investment Income	-		(0.07)	(0.21)	(0.01)		(0.14)	(0.10)
Total distributions		0.00		(0.07)	(0.21)	(0.01)		(0.14)	(0.10)

Net asset value, end of period		$ 9.90		$ 9.54	$ 9.78	$ 9.84		$ 9.25	$ 9.68

Total return (2,3)		3.77%		-1.76%	1.53%	6.48%		-3.03%	-2.16%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 10,230		$ 16,752	$ 20,953	$ 22,394		$ 21,259	$ 14,805
	Ratios of gross expenses to
	average net assets: (4)	1.81%	(5)	1.70%	1.80%	1.88%		2.22%	2.25%	(5)
	Ratios of net expenses to
	average net assets: (4)	1.81%	(5)	1.70%	1.80%	2.00%	(6)	2.21%	2.00%	(5)
	Ratios of net investment income to
	average net assets: (4,7)	2.18%	(5)	1.14%	2.09%	1.68%		1.06%	2.11%	(5)
	Ratios of net investment income to
	average net assets - pre waiver/recapture: (4,7)	2.18%	(5)	1.14%	2.09%	1.80%		1.05%	1.86%	(5)
	Portfolio turnover rate	102%	(8)	263%	324%	240%		394%	337%	(8)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized
(6)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
		October 31, 2012		April 30,	April 30,	April 30,	April 30,
		(Unaudited)		2012	2011	2010	2009 *

Net asset value, beginning of period		$ 9.38		$ 9.65	$ 9.78	$ 9.24	$ 9.26
Activity from investment operations:
	Net investment income (loss) (1)	0.07		0.04	0.14	0.12	(0.05)
	Net realized and unrealized gain (loss)	0.25		(0.28)	(0.06)	0.42	0.03
	Total from investment operations	0.32		(0.24)	0.08	0.54	(0.02)
Less distributions from:
	Net Investment Income	-		(0.03)	(0.21)	-	-
Total distributions		-		(0.03)	(0.21)	-	-

Net asset value, end of period		$ 9.70		$ 9.38	$ 9.65	$ 9.78	$ 9.24

Total return (2,3)		3.41%		-2.49%	0.80%	5.84%	-0.22%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 9,561		$ 12,556	$ 6,251	$ 498	$ 20
	Ratios of expenses to
	average net assets: (4)	2.56%	(5)	2.46%	2.55%	2.63%	2.28%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,6)	1.46%	(5)	0.41%	1.49%	1.20%	-1.82%	(5)
	Portfolio turnover rate	102%	(7)	263%	324%	240%	394%	(7)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2012 (Unaudited)

1.

ORGANIZATION

The Pacific Financial family of mutual funds (each a “Fund”, collectively the “Funds”) is comprised of five different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Funds are the Pacific Financial Core Equity Fund (the "Core Equity Fund"), the Pacific Financial Explorer Fund (the "Explorer Fund"), the Pacific Financial International Fund (the "International Fund"), the Pacific Financial Strategic Conservative Fund (the "Strategic Conservative Fund") and the Pacific Financial Tactical Fund (the "Tactical Fund"). The investment objective of each fund is as follows:

Fund

Primary Objective

Core Equity Fund

            Long Term Capital Appreciation

Explorer Fund

Long Term Capital Appreciation

International Fund

Long Term Capital Appreciation

Strategic Conservative Fund

Preservation of Capital and Current Income

Tactical Fund

Long Term Capital Appreciation

Each Fund currently offers two classes of shares:  Institutional Shares and Investor Shares.  Each class of shares of the Funds has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders.  The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2012 (Unaudited)

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2012 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2012 for the Funds’ assets and liabilities measured at fair value:

Pacific Financial Core Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 32,478,026	$ -	$ -	$ 32,478,026
Exchange Traded Funds	50,956,140	-	-	50,956,140
Short-Term Investments	1,833,786	-	-	1,833,786
Total	$ 85,267,952	$ -	$ -	$ 85,267,952

Pacific Financial Explorer Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 10,912,664	$ -	$ -	$ 10,912,664
Exchange Traded Funds	24,932,508	-	-	24,932,508
Short-Term Investments	339,870	-	-	339,870
Total	$ 36,185,042	$ -	$ -	$ 36,185,042

Pacific Financial International Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 9,102,768	$ -	$ -	$ 9,102,768
Exchange Traded Funds	896,531	-	-	896,531
Short-Term Investments	286,407	-	-	286,407
Total	$ 10,285,706	$ -	$ -	$ 10,285,706

Pacific Financial Strategic Conservative Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 75,492,671	$ -	$ -	$ 75,492,671
Exchange Traded Funds	1,524,033	-	-	1,524,033
Short-Term Investments	488,477	-	-	488,477
Total	$ 77,505,181	$ -	$ -	$ 77,505,181

Pacific Financial Tactical Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 19,466,204	$ -	$ -	$ 19,466,204
Short-Term Investments	49,927	-	-	49,927
Total	$ 19,516,131	$ -	$ -	$ 19,516,131

The Funds did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for Industry Classification.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2012 (Unaudited)

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually except for the Strategic Conservative Fund, which is declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal income tax – It is the policy of each fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011) or expected to be taken in each Fund’s 2012 tax returns.  Each Fund identifies their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.  Expenses specifically attributable to a particular Fund in the Pacific Financial family of Funds are borne by that Fund.  Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial family of Funds or another reasonable basis.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended October 31, 2012, cost of purchases and proceeds from sales of Fund securities, other than short-term investments amounted to the following:

Fund

      Purchases

                            Sales

Core Equity Fund

        $ 239,444,741

       $ 239,008,605

Explorer Fund

           113,641,870

          106,898,287

International Fund

29,255,997

28,568,152

Strategic Conservative Fund

61,444,448

46,614,633

Tactical Fund

            23,657,751

            33,226,400

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2012 (Unaudited)

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen under the direction of the Board, which is responsible for the overall management of the Funds. The Pacific Financial Group, Inc. serves as the Funds’ investment adviser (the “Adviser”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others, including the Adviser.  As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each of the Fund’s average daily net assets.

The Board has adopted, on behalf of the Funds, a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Institutional and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. During the six months ended October 31, 2012, pursuant to the plan, the Institutional and Investor Class shares were charged as follows:

Fund	Institutional Class	Investor Class
Core Equity Fund	$ 54,291	$ 189,839
Explorer Fund	22,405	75,390
International Fund	5,484	25,903
Strategic Conservative Fund	42,925	180,369
Tactical Fund	16,328	52,974

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of GFS.

Effective April 1, 2012, with the approval of the Board, each Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, each Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds. GFS provides Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

5. REDEMPTION FEE

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the period ended October 31, 2012, the Funds assessed no redemption fees.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2012 (Unaudited)

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended April 30, 2012 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Core Equity Fund	$ -	$ -	$ -
Explorer Fund	-	-	-
International Fund	21,844	-	21,844
Strategic Conservative Fund	1,500,015	-	1,500,015
Tactical Fund	166,386		166,386

The tax character of distributions for the period ended April 30, 2011 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Core Equity Fund	$ -	$ -	$ -
Explorer Fund	631,217	-	631,217
International Fund	3,912	-	3,912
Strategic Conservative Fund	2,206,677	-	2,206,677
Tactical Fund	403,454		403,454

As of April 30, 2012, the components of distributable earnings/ (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October & Late Year Losses	Capital Loss Carry Forwards	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Core Equity Fund	$ -	$ 57,791	$ (50,955)	$ -	$ 3,526,836	$ 3,533,672
Explorer Fund	-		(122,153)	(656,346)	614,772	(163,727)
International Fund	-		(321,579)	(6,062,587)	80,340	(6,303,826)
Strategic Conservative Fund	133,222		(191,310)	(422,888)	601,625	120,649
Tactical Fund	26,139		(125,408)	(950,867)	134,320	(915,816)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The following Funds incurred and elected to defer such capital losses as follows:

Capital Losses
International Fund	$ 265,883
Strategic Conservative Fund	191,310
Tactical Fund	125,408

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2012 (Unaudited)

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The International Fund incurred and elected to defer such late year losses:

Late Year Losses
Core Equity Fund	$ 50,955
Explorer Fund	122,153
International Fund	55,696

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Fund including unlimited carryover on future capital losses.  At April 30, 2012, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

			Non-Expiring
	2016	2017	Short-Term	Long-Term	Total
Explorer Fund	$ -	$ -	$ 656,346	$ -	$ 656,346
International Fund	1,383,595	1,258,183	3,420,809	-	6,062,587
Strategic Conservative Fund	-	83,232	-	339,656	422,888
Tactical Fund	-	266,527	684,340	-	950,867

* The capital loss carry forwards will expire on December 31, 2016 and April 30, 2017, respectively, for the International Fund.

Permanent book and tax differences are primarily attributable to net operating losses and adjustments for grantor trusts and partnerships, which resulted in reclassification for the period ended April 30, 2012 as follows:

	Paid in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss) on Investments
Core Equity Fund	$ -	$ 442,815	$ (442,815)
Explorer Fund	(36,412)	36,072	340
International Fund	-	(3,110)	3,110
Strategic Conservative Fund	-	-	-
Tactical Fund	-	(97,753)	97,753

7. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Funds’ financial statements.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2012 (Unaudited)

8. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

THE PACIFIC FINANCIAL FUNDS

EXPENSE EXAMPLES

October 31, 2012 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Institutional Class	Fund’s Annualized Expense Ratio	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expenses Paid During Period*	Ending Account Value 10/31/12	Expenses Paid During Period*

Pacific Financial Core Equity Fund	1.72%	$ 1,000.00	$ 995.30	$ 8.65	$ 1,016.53	$ 8.74
Pacific Financial Explorer Fund	1.78%	$ 1,000.00	$ 994.90	$ 8.95	$ 1,016.23	$ 9.05
Pacific Financial International Fund	2.24%	$ 1,000.00	$ 952.50	$ 11.02	$ 1,013.91	$11.37
Pacific Financial Strategic Conservative Fund	1.71%	$ 1,000.00	$ 1,040.10	$ 8.79	$ 1,016.59	$ 8.69
Pacific Financial Tactical Fund	1.81%	$ 1,000.00	$ 1,037.70	$ 9.30	$ 1,016.08	$ 9.20

			Actual		Hypothetical (5% return before expenses)
Investor Class	Fund’s Annualized Expense Ratio	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expenses Paid During Period*	Ending Account Value 10/31/12	Expenses Paid During Period*

Pacific Financial Core Equity Fund	2.47%	$ 1,000.00	$ 991.60	$ 12.40	$ 1,012.75	$ 12.53
Pacific Financial Explorer Fund	2.53%	$ 1,000.00	$ 989.70	$ 12.69	$ 1,012.45	$ 12.83
Pacific Financial International Fund	2.99%	$ 1,000.00	$ 949.40	$ 14.69	$ 1,010.13	$ 15.15
Pacific Financial Strategic Conservative Fund	2.46%	$ 1,000.00	$ 1,035.70	$ 12.62	$ 1,012.80	$ 12.48
Pacific Financial Tactical Fund	2.56%	$ 1,000.00	$ 1,034.10	$ 13.13	$ 1,012.30	$ 12.98

*Expenses Paid during the Period are equal to the Classes annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 365.

THE PACIFIC FINANCIAL FUNDS

SUPPLEMENTAL INFORMATION

October 31, 2012 (Unaudited)

Renewal of Advisory Agreement – The Pacific Financial Funds*

In connection with a meetings held on February 22, 2012 and March 28, 2012, (the “Meetings”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between The Pacific Financial Group, Inc. (“PFG” or the “Adviser”) and the Trust, on behalf of Pacific Financial Core Equity Fund (“Pacific Financial Core”), Pacific Financial Strategic Conservative Fund (“Pacific Financial Conservative”), Pacific Financial International Fund (“Pacific Financial International”), Pacific Financial Explorer Fund (“Pacific Financial Explorer”), and Pacific Financial Tactical Fund (“Pacific Financial Tactical”) (each a “Fund” and collectively the “Funds”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees paid by a peer group of comparable funds in the Morningstar Multi Alternative category and Adviser’s other accounts; (e) the Funds’ overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from the Advisers fund-related operations; (g) compliance systems; (h) whether there were any changes to policies and procedures for personal securities transactions; and (i) each of the Funds’ performance compared with its peer group and benchmark.

In its consideration of the renewal of the Agreement for the Funds, the Board did not identify any single factor as controlling.  Matters considered by the Board, included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of PFG’s operations, research capabilities, the quality of the firm’s infrastructure and the experience of its fund management personnel.  The Board considered the Trust’s experience with PFG over the previous contract period, including its compliance history.  The Board then reviewed PFG’s financial information provided.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the Funds’ prior performance compared to a peer group of other mutual funds as well as each Fund’s benchmark index.  At the February Meeting, the Board determined it necessary to discuss Fund performance for PFG with the Adviser before finalizing its consideration of the advisory agreement renewal. A representative of PFG discussed the performance of the Pacific Funds, provided materials to the Board and answered questions from the Trustees.  After a lengthy discussion, the Trustees requested PFG provide the Board further information regarding performance so it could properly evaluate the renewal of PFG's advisory agreement. The additional information requested was provided at the March Board Meeting and the Board noted that they had discussed the Funds’ performance at the February Board Meeting, but had deferred approval of the advisory agreement to discuss the Funds’ performance with the Adviser. With respect to the Pacific Financial Core Equity Fund, the Board noted that the Fund had underperformed the average performance of its peer group for the 1-year, 2-year and 3-year periods ended February 15, 2012, but had outperformed one or more funds in the peer group for each if those periods.  With respect to the Pacific Financial Explorer Fund, the Board noted that the Fund had underperformed the average performance of funds in the peer group for the 1-year, 2-year and 3-year periods ended February 15, 2012, but had outperformed certain funds in the peer group for the 1-year period.  With respect to the Pacific Financial Strategic Conservative Fund, the Board noted that the Fund had underperformed the average performance of funds in the peer group for the 1-year periods ended February 15, 2012, but had outperformed the peer group average for the 2-year period.  With respect to the Pacific Financial Tactical Fund, the Board noted that the Fund had underperformed the average performance of funds in the peer group for the 1-year, 2-year and 3-year periods ended February 15, 2012, but had performed within the range of returns for the peer group for the 1-year period.  With respect to the Pacific Financial International Fund, the Board noted that the Fund had significantly underperformed relative to the funds in the peer group for the 1-year, 2-year and 3-year periods ended February 15, 2012.  The Board noted that the Adviser had analyzed the past performance of the Fund and adjusted its strategy beginning in January 2012 and that the Fund’s performance relative to its benchmark index had improved for the year-to-date period.  The Board concluded that each Fund’s performance was acceptable and that it would continue to monitor the performance of the Funds.

Fees and Expenses.  The Board noted that PFG charges a 1.00% annual advisory fee based on the average net assets of each of the Funds.  The Board also compared the advisory fees and net expense ratios of each Fund to the fees and expense charge by a peer group of funds.  The Board noted that each Fund’s management fee and expense ratio were above the average fees and expense for funds in each respective peer group, but within the range of fees and expense for each peer group. The Trustees concluded that each Fund’s advisory fee, as well as its overall expense ratio, were reasonable in light of the services the Funds receive from the Adviser, each Fund’s participation in the expense limitation agreement and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of each Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. It also considered the profits realized by the Adviser from other activities related to the Funds. The Trustees concluded that because of each Fund’s expense limitation agreement and Fund asset levels, the Board was satisfied that the firm’s level of profitability from its relationship with the Funds is not excessive.

 Conclusion.  Having requested and reviewed such information from PFG as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded the advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the Trust and each Funds’ shareholders.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR

The Pacific Financial Group, Inc.

777 108th Avenue NE, Suite 2100

Bellevue, WA 98004

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/4/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

1/4/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/4/13